REVENUE - Schedule of Contract with Customer, Liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Contract liabilities—end of year	$ 0
ABACUS SETTLEMENTS LLC DBA ABACUS LIFE
Contract liabilities—beginning of year	1,678,791	$ 1,068,250
Additions to Contract Liabilities	322,150	1,678,791
Recognition of revenue deferred in the prior year	(1,678,791)	(1,068,250)
Contract liabilities—end of year	$ 322,150	$ 1,678,791